Capital and financial risk management - Credit risk - Operating activities - Movements in allowance for expected credit losses (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Impact of adoption of IFRS 15
Capital and financial risk management
Adoption of IFRS			€ 2,538
Contract assets and other receivables
Capital and financial risk management
Financial assets at beginning of period	€ 129
1 April Balance	129	€ 134
Exchange movements	(2)	1
Amounts charged to credit losses on financial assets	73	54
Other	(63)	(60)
Financial assets at end of period	137	129
Contract assets and other receivables | Impact of adoption of IFRS 15
Capital and financial risk management
Adoption of IFRS		78
Contract assets and other receivables | Impact of adoption of IFRS 9
Capital and financial risk management
Adoption of IFRS		56
Trade receivables | Amortised cost
Capital and financial risk management
Financial assets at beginning of period	1,347
1 April Balance	1,347	1,434
Exchange movements	(26)	(19)
Amounts charged to credit losses on financial assets	576	504
Other	(531)	(572)
Financial assets at end of period	1,366	1,347
Trade receivables | Amortised cost | Previous
Capital and financial risk management
Financial assets at beginning of period		1,249
Trade receivables | Amortised cost | Impact of adoption of IFRS 9
Capital and financial risk management
Adoption of IFRS		185
Trade receivables | FVOCI
Capital and financial risk management
Financial assets at beginning of period	40
1 April Balance	40	23
Amounts charged to credit losses on financial assets	11	17
Financial assets at end of period	€ 51	40
Trade receivables | FVOCI | Impact of adoption of IFRS 9
Capital and financial risk management
Adoption of IFRS		€ 23